Document And Entity Information	Jan. 15, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 15, 2025
Entity Registrant Name	Mesa Air Group, Inc.
Entity Central Index Key	0000810332
Entity Emerging Growth Company	false
Entity File Number	001-38626
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	85-0302351
Entity Address, Address Line One	410 North 44th Street
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85008
City Area Code	(602)
Local Phone Number	685-4000
Security 12b Title	Common Stock, no par value
Trading Symbol	MESA
Security Exchange Name	NASDAQ